STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Common Stock	Additional Paid-In Capital	Obligations to Issue Shares	Accumulated Deficit	Total
Balance beginning at Dec. 13, 2023	$ 0	$ 0	$ 0	$ 0	$ 0
Balance beginning (in shares) at Dec. 13, 2023	0
Balance beginning at Dec. 13, 2023	$ 0	0	0	0	0
Balance beginning (in shares) at Dec. 13, 2023	0
Issuance of common shares	$ 9,600	225,601			235,201
Issuance of common shares (in shares)	96,000,040
Shares to be issued for bonus			167,750		167,750
Issuance of shares to consultants					$ 183,000
Issuance of shares to consultants (in shares)					300,000
Share issuance costs		(6,463)			$ (6,463)
Net loss				(1,020,057)	(1,020,057)
Balance ending at Nov. 30, 2024	$ 9,600	219,138	167,750	(1,020,057)	$ (623,569)
Balance ending (in shares) at Nov. 30, 2024	96,000,040
Issuance of shares to consultants (in shares)					300,000
Balance beginning at Nov. 30, 2024	$ 9,600	219,138	167,750	(1,020,057)	$ (623,569)
Balance beginning (in shares) at Nov. 30, 2024	96,000,040
Issuance of common shares	$ 1,313	8,014,535			8,015,848
Issuance of common shares (in shares)	13,140,724
Issuance of shares to consultants	$ 50	304,950	$ (167,750)		137,250
Issuance of shares to consultants (in shares)	500,000
Share issuance costs	$ (57)	579,597			579,540
Share issuance costs (in shares)	570,810
Net loss				(5,260,632)	(5,260,632)
Balance ending at Nov. 30, 2025	$ 11,020	$ 7,959,026		$ (6,280,689)	$ 1,689,357
Balance ending (in shares) at Nov. 30, 2025	110,211,574